Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 20,939,224	$ 9,336,892
Short-term investments	57,500	0
Other receivables	53,354	223,109
Prepaid expenses and deposits	1,366,009	64,643
Total current assets	22,416,087	9,624,644
Non-current assets
Property and equipment	19,307	0
Investments	8,136,943	77,229
Investment in associate	3,214,662	0
Deposits	0	29,605
Total non-current assets	11,370,912	106,834
Total assets	33,786,999	9,731,478
Current liabilities
Accounts payable and accrued liabilities	2,151,111	1,450,252
Deferred revenue	0	315,497
Due to related parties	25,882	27,172
Total liabilities	2,176,993	1,792,921
Shareholders' equity
Share capital	87,804,670	45,553,931
Options reserve	2,268,450	1,890,026
Warrants reserve	1,843,488	498,876
RSUs reserve	4,150,202	640,813
PSUs reserve	744,158	0
Shares to be issued	50,000	0
Deficit	(65,250,962)	(40,645,089)
Total shareholders' equity	31,610,006	7,938,557
Total liabilities and shareholders' equity	$ 33,786,999	$ 9,731,478